Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021
Series A Convertible Preferred Stock [Member]
Temporary equity stock isssuance costs		$ 42
Series B-1 Convertible Preferred Stock [Member]
Temporary equity stock isssuance costs		297
Series B-2 Convertible Preferred Stock [Member]
Temporary equity stock isssuance costs	$ 42	$ 0